Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Loans, including fees	$ 5,619,225	$ 6,518,077
Investment securities	98,256	58,471
Mortgage-backed securities held to maturity	1,085,135	1,379,515
Other interest-earning assets	3,549	5,716
Total Interest Income	6,806,165	7,961,779
Interest Expense
Deposits	1,436,290	1,730,343
Borrowings	117,481	319,712
Total Interest Expense	1,553,771	2,050,055
Net Interest Income	5,252,394	5,911,724
Provision for Loan Losses	1,711,252	821,476
Net Interest Income After Provision for Loan Losses	3,541,142	5,090,248
Non-Interest Income
Fees and service charges	109,156	99,431
Bank owned life insurance	151,647	151,623
Other	22,578	2,682
Total Non-Interest Income	283,381	253,736
Non-Interest Expense
Salaries and employee benefits	2,411,215	2,409,953
Net occupancy expense of premises	625,132	496,257
Equipment	624,162	477,069
Directors' compensation	199,432	185,605
Professional fees	411,945	340,045
Insurance premiums	185,330	139,164
Federal deposit insurance premiums	152,894	205,826
Other	484,197	492,587
Total Non-Interest Expense	5,094,307	4,746,506
(Loss) Income before Income Tax (Benefit) Expense	(1,269,784)	597,478
Income Tax (Benefit) Expense	(631,601)	156,249
Net (Loss) Income	$ (638,183)	$ 441,229
Net (Loss) Income per Common Share Basic and diluted	$ (0.24)	$ 0.17
Weighted average number of shares outstanding Basic and diluted	2,672,129	2,666,861